Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Financial Risk Management [Abstract]
Percentage of functional currency	10.00%
Profit (loss) on exchange rate changes in translation	$ 46	$ 144	$ 152